Segment Reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting
20. Segment Reporting
Blackstone conducts its alternative asset management businesses through four segments:

•	Real Estate – Blackstone’s Real Estate segment primarily comprises its management of opportunistic real estate funds, Core+ real estate funds, and real estate debt strategies.
•
Private Equity – Blackstone’s Private Equity segment includes its management of flagship Corporate Private Equity funds, sector and geographically-focused Corporate Private Equity funds, core private equity funds, an opportunistic investment platform, a secondary funds business and a business that targets minority investments in general partners of alternative asset managers, infrastructure-focused funds, a life sciences investment platform, a growth equity investment platform, an investment platform offering eligible individual investors access to Blackstone’s private equity capabilities, a multi-asset investment program for eligible high net worth investors and a capital markets services business.

•
Credit & Insurance – Blackstone’s Credit & Insurance segment consists principally of Blackstone Credit & Insurance, which is organized into three overarching strategies: private corporate credit, liquid corporate credit and infrastructure and asset based credit. In addition, the segment includes an insurer-focused platform.

•
Multi-Asset Investing – Effective the quarter ended March 31, 2024, Blackstone’s Hedge Fund Solutions segment was renamed to “Multi-Asset Investing.” Multi-Asset Investing is organized into two primary platforms: Absolute Return and Multi-Strategy. In addition, the segment also includes a business that invests in publicly traded energy infrastructure, renewables and master limited partnership investment platform.

These business segments are differentiated by their various investment strategies. Each of the segments primarily earns its income from management fees and investment returns on assets under management.
Segment Distributable Earnings is Blackstone’s segment profitability measure used to make operating decisions and assess performance across Blackstone’s four segments.
Segment Distributable Earnings represents the net realized earnings of Blackstone’s segments and is the sum of Fee Related Earnings and Net Realizations for each segment. Blackstone’s segments are presented on a basis that deconsolidates Blackstone Funds, eliminates non-controlling
ownership interests in Blackstone’s consolidated operating partnerships, removes the amortization of intangible assets and removes Transaction-Related and
Non-Recurring
Items. Transaction-Related and
Non-Recurring
Items arise from corporate actions including acquisitions, divestitures, Blackstone’s initial public offering and non-recurring
gains, losses, or other charges, if any. They consist primarily of equity-based compensation charges, gains and losses on contingent consideration arrangements, changes in the balance of the Tax Receivable Agreement resulting from a change in tax law or similar event, transaction costs, gains or losses associated with these corporate actions and non-recurring
gains, losses or other charges that affect
period-to-period
comparability and are not reflective of Blackstone’s operational performance.
For segment reporting purposes, Segment Distributable Earnings is presented along with its major components, Fee Related Earnings and Net Realizations. Fee Related Earnings is used to assess Blackstone’s ability to generate profits from revenues that are measured and received on a recurring basis and not subject to future realization events. Net Realizations is the sum of Realized Principal Investment Income and Realized Performance Revenues less Realized Performance Compensation. Performance Allocations and Incentive Fees are presented together and referred to collectively as Performance Revenues or Performance Compensation.
All prior periods have been recast to reflect that GP Stakes is included in Blackstone’s Private Equity segment and Harvest is included in Blackstone’s Multi-Asset Investing segment. Prior to these updates, GP Stakes and Harvest were included in Blackstone’s Multi-Asset Investing and Credit & Insurance segments, respectively.
Geographic Information
Blackstone conducts its business primarily in the United States with domestically generated revenues making up 70%, 77% and 65% of total GAAP revenues for the years ended December 31, 2023, 2022 and 2021, respectively. The table below presents the percentage of total GAAP revenues generated by Blackstone by geographic region. Revenues attributed to a geographic region are generally based on the geography of investments held by Blackstone and Blackstone Funds. The geography of an investment is generally the country of domicile for an asset or where a portfolio company is headquartered.

	Year Ended December 31,
	2023	2022	2021
Americas	78%	83%	71%
Europe, Middle East and Africa	15%	15%	18%
Asia-Pacific	7%	2%	11%

	100%	100%	100%

Blackstone’s long-lived assets are comprised of
Right-of-Use
Assets and Furniture, Equipment and Leasehold Improvements, Net. As of December 31, 2023 and 2022, Blackstone held long-lived assets in the United States of $1.1 billion and $1.0 billion, respectively. As of December 31, 2023, Blackstone held long-lived assets in the United Kingdom of $141.7 million. No individual foreign country constituted more than 10% of Blackstone’s total long-lived assets as of December 31, 2022.
Major Customer Information
For the year ended December 31, 2023, BREIT accounted for $839.9 million of Blackstone’s Management and Advisory Fees, Net. For the year ended December 31, 2023, Blackstone Private Credit Fund (“BCRED”) accounted for an aggregate of $762.6 million of Management and Advisory Fees, Net and Incentive Fees. For the year ended December 31, 2022, BREIT accounted for $841.3 million of Blackstone’s Management and Advisory Fees, Net. No individual customer constituted more than 10% of Blackstone’s Management and Advisory Fees, Net and Incentive Fees for the year ended December 31, 2021. BREIT and BCRED are vehicles in Blackstone’s Real Estate segment and Credit & Insurance segment, respectively. Generally, for purposes of major customer analysis, Blackstone identifies the customer as the investors in its managed investment vehicles. For certain widely held vehicles like BREIT and BCRED, however, the investment vehicle is determined to be the customer. Blackstone evaluates the major customer disclosure in the context of its revenue streams as determined under the GAAP guidance for contracts with customers which includes Management and Advisory Fees, Net and Incentive Fees.

Segment Presentation
The following tables present the financial data for Blackstone’s four segments as of December 31, 2023 and 2022, and for the years ended December 31, 2023, 2022 and 2021.

	December 31, 2023 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset	Total
	Estate	Equity	Insurance	Investing	Segments
Management and Advisory Fees, Net
Base Management Fees	$2,794,232	$1,903,972	$1,297,406	$470,237	$6,465,847
Transaction, Advisory and Other Fees, Net	78,483	108,848	44,542	4,019	235,892
Management Fee Offsets	(29,357)	(5,228)	(3,907)	(3)	(38,495)

Total Management and Advisory Fees, Net	2,843,358	2,007,592	1,338,041	474,253	6,663,244
Fee Related Performance Revenues	294,240	—	564,287	—	858,527
Fee Related Compensation	(675,880)	(619,678)	(628,064)	(164,488)	(2,088,110)
Other Operating Expenses	(325,050)	(329,221)	(323,773)	(106,289)	(1,084,333)

Fee Related Earnings	2,136,668	1,058,693	950,491	203,476	4,349,328

Realized Performance Revenues	244,358	1,343,865	317,620	155,259	2,061,102
Realized Performance Compensation	(123,299)	(584,154)	(140,210)	(48,354)	(896,017)
Realized Principal Investment Income	7,628	76,220	21,752	5,332	110,932

Total Net Realizations	128,687	835,931	199,162	112,237	1,276,017

Total Segment Distributable Earnings	$2,265,355	$1,894,624	$1,149,653	$315,713	$5,625,345

Segment Assets	$13,016,980	$14,901,682	$6,705,647	$1,819,602	$36,443,911

	December 31, 2022 and the Year Then Ended
	Real	Private	Credit &	Multi-Asset	Total
	Estate	Equity	Insurance	Investing	Segments
Management and Advisory Fees, Net
Base Management Fees	$2,462,179	$1,882,197	$1,185,289	$515,373	$6,045,038
Transaction, Advisory and Other Fees, Net	171,424	97,972	34,481	6,240	310,117
Management Fee Offsets	(10,538)	(56,078)	(5,432)	(161)	(72,209)

Total Management and Advisory Fees, Net	2,623,065	1,924,091	1,214,338	521,452	6,282,946
Fee Related Performance Revenues	1,075,424	(648)	374,721	—	1,449,497
Fee Related Compensation	(1,039,125)	(599,758)	(512,727)	(179,165)	(2,330,775)
Other Operating Expenses	(315,331)	(314,967)	(260,028)	(98,697)	(989,023)

Fee Related Earnings	2,344,033	1,008,718	816,304	243,590	4,412,645

Realized Performance Revenues	2,985,713	1,206,594	147,285	121,746	4,461,338
Realized Performance Compensation	(1,168,045)	(550,306)	(63,845)	(31,901)	(1,814,097)
Realized Principal Investment Income	150,790	144,585	79,763	21,118	396,256

Total Net Realizations	1,968,458	800,873	163,203	110,963	3,043,497

Total Segment Distributable Earnings	$4,312,491	$1,809,591	$979,507	$354,553	$7,456,142

Segment Assets	$14,637,693	$15,080,192	$6,076,705	$2,153,170	$37,947,760

	Year Ended December 31, 2021
	Real	Private	Credit &	Multi-Asset	Total
	Estate	Equity	Insurance	Investing	Segments
Management and Advisory Fees, Net
Base Management Fees	$1,895,412	$1,638,300	$720,131	$565,432	$4,819,275
Transaction, Advisory and Other Fees, Net	160,395	179,204	44,676	7,663	391,938
Management Fee Offsets	(3,499)	(33,588)	(6,653)	(231)	(43,971)

Total Management and Advisory Fees, Net	2,052,308	1,783,916	758,154	572,864	5,167,242
Fee Related Performance Revenues	1,695,019	212,128	118,097	—	2,025,244
Fee Related Compensation	(1,161,349)	(687,408)	(348,826)	(150,427)	(2,348,010)
Other Operating Expenses	(234,505)	(274,360)	(196,457)	(88,355)	(793,677)

Fee Related Earnings	2,351,473	1,034,276	330,968	334,082	4,050,799

Realized Performance Revenues	1,119,612	2,296,036	209,126	258,338	3,883,112
Realized Performance Compensation	(443,220)	(952,913)	(94,443)	(66,994)	(1,557,570)
Realized Principal Investment Income	196,869	269,679	67,994	53,224	587,766

Total Net Realizations	873,261	1,612,802	182,677	244,568	2,913,308

Total Segment Distributable Earnings	$3,224,734	$2,647,078	$513,645	$578,650	$6,964,107

Reconciliations of Total Segment Amounts
The following tables reconcile the Total Segment Revenues, Expenses and Distributable Earnings to their equivalent GAAP measure for the years ended December 31, 2023, 2022 and 2021 along with Total Assets as of December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022	2021
Revenues
Total GAAP Revenues	$8,022,841	$8,517,673	$22,577,148
Less: Unrealized Performance Revenues (a)	1,691,788	3,436,978	(8,675,246)
Less: Unrealized Principal Investment (Income) Loss (b)	593,301	1,235,529	(679,767)
Less: Interest and Dividend Revenue (c)	(535,641)	(285,075)	(163,044)
Less: Other Revenue (d)	93,083	(183,754)	(202,885)
Impact of Consolidation (e)	(200,237)	(109,379)	(1,197,854)
Transaction-Related and Non-Recurring Items (f)	25,672	(24,656)	660
Intersegment Eliminations	2,998	2,721	4,352

Total Segment Revenue (g)	$9,693,805	$12,590,037	$11,663,364

	Year Ended December 31,
	2023	2022	2021
Expenses
Total GAAP Expenses	$4,981,130	$4,973,025	$9,476,617
Less: Unrealized Performance Allocations Compensation (h)	654,403	1,470,588	(3,778,048)
Less: Equity-Based Compensation (i)	(959,474)	(782,090)	(559,537)
Less: Interest Expense (j)	(429,521)	(316,569)	(196,632)
Impact of Consolidation (e)	(137,603)	(61,644)	(25,673)
Amortization of Intangibles (k)	(33,457)	(60,481)	(68,256)
Transaction-Related and Non-Recurring Items (f)	(309)	(81,789)	(143,378)
Administrative Fee Adjustment (l)	(9,707)	(9,866)	(10,188)
Intersegment Eliminations	2,998	2,721	4,352

Total Segment Expenses (m)	$4,068,460	$5,133,895	$4,699,257

	Year Ended December 31,
	2023	2022	2021
Other Income
Total GAAP Other Income	$(83,997)	$(82,859)	$458,865
Impact of Consolidation (e)	83,997	82,859	(458,865)

Total Segment Other Income	$—	$—	$—

	Year Ended December 31,
	2023	2022	2021
Income Before Provision for Taxes
Total GAAP Income Before Provision for Taxes	$2,957,714	$3,461,789	$13,559,396
Less: Unrealized Performance Revenues (a)	1,691,788	3,436,978	(8,675,246)
Less: Unrealized Principal Investment (Income) Loss (b)	593,301	1,235,529	(679,767)
Less: Interest and Dividend Revenue (c)	(535,641)	(285,075)	(163,044)
Less: Other Revenue (d)	93,083	(183,754)	(202,885)
Plus: Unrealized Performance Allocations Compensation (h)	(654,403)	(1,470,588)	3,778,048
Plus: Equity-Based Compensation (i)	959,474	782,090	559,537
Plus: Interest Expense (j)	429,521	316,569	196,632
Impact of Consolidation (e)	21,363	35,124	(1,631,046)
Amortization of Intangibles (k)	33,457	60,481	68,256
Transaction-Related and Non-Recurring Items (f)	25,981	57,133	144,038
Administrative Fee Adjustment (l)	9,707	9,866	10,188

Total Segment Distributable Earnings	$5,625,345	$7,456,142	$6,964,107

	As of December 31,
	2023	2022
Total Assets
Total GAAP Assets	$40,287,530	$42,524,227
Impact of Consolidation (e)	(3,843,619)	(4,576,467)

Total Segment Assets	$36,443,911	$37,947,760

Segment basis presents revenues and expenses on a basis that deconsolidates the investment funds Blackstone manages and excludes the amortization of intangibles and Transaction-Related and
Non-Recurring
Items.
(a)	This adjustment removes Unrealized Performance Revenues on a segment basis.
(b)	This adjustment removes Unrealized Principal Investment Income on a segment basis.
(c)	This adjustment removes Interest and Dividend Revenue on a segment basis.
(d)
This adjustment removes Other Revenue on a segment basis. For the years ended December 31, 2023, 2022 and 2021, Other Revenue on a GAAP basis was $(92.9) million, $184.6 million and $203.1 million and included $(94.7) million, $182.9 million and $200.6 million of foreign exchange gains (losses), respectively.

(e)
This adjustment reverses the effect of consolidating Blackstone Funds, which are excluded from Blackstone’s segment presentation. This adjustment includes the elimination of Blackstone’s interest in these funds, the removal of revenue from the reimbursement of certain expenses by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures, and the removal of amounts associated with the ownership of Blackstone consolidated operating partnerships held by non-controlling
interests.

(f)
This adjustment removes Transaction-Related and
Non-Recurring
Items, which are excluded from Blackstone’s segment presentation. Transaction-Related and
Non-Recurring
Items arise from corporate actions including acquisitions, divestitures, Blackstone’s initial public offering and non-recurring
gains, losses, or other charges, if any. They consist primarily of equity-based compensation charges, gains and losses on contingent consideration arrangements, changes in the balance of the Tax Receivable Agreement resulting from a change in tax law or similar event, transaction costs, gains or losses associated with these corporate actions and non-recurring
gains, losses or other charges that affect
period-to-period
comparability and are not reflective of Blackstone’s operational performance.

(g)	Total Segment Revenues is comprised of the following:

	Year Ended December 31,
	2023	2022	2021
Total Segment Management and Advisory Fees, Net	$6,663,244	$6,282,946	$5,167,242
Total Segment Fee Related Performance Revenues	858,527	1,449,497	2,025,244
Total Segment Realized Performance Revenues	2,061,102	4,461,338	3,883,112
Total Segment Realized Principal Investment Income	110,932	396,256	587,766

Total Segment Revenues	$9,693,805	$12,590,037	$11,663,364

(h)	This adjustment removes Unrealized Performance Allocations Compensation.
(i)	This adjustment removes Equity-Based Compensation on a segment basis.
(j)	This adjustment adds back Interest Expense on a segment basis, excluding interest expense related to the Tax Receivable Agreement.
(k)	This adjustment removes the amortization of transaction-related intangibles, which are excluded from Blackstone’s segment presentation.
(l)
This adjustment adds an amount equal to an administrative fee collected on a quarterly basis from certain holders of Blackstone Holdings Partnership Units. The administrative fee is accounted for as a capital contribution under GAAP, but is reflected as a reduction of Other Operating Expenses in Blackstone’s segment presentation.

(m)	Total Segment Expenses is comprised of the following:

	Year Ended December 31,
	2023	2022	2021
Total Segment Fee Related Compensation	$2,088,110	$2,330,775	$2,348,010
Total Segment Realized Performance Compensation	896,017	1,814,097	1,557,570
Total Segment Other Operating Expenses	1,084,333	989,023	793,677

Total Segment Expenses	$4,068,460	$5,133,895	$4,699,257

Reconciliations of Total Segment Components

The following tables reconcile the components of Total Segments to their equivalent GAAP measures, reported on the
Consolidated Statement of Operations for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Management and Advisory Fees, Net
GAAP	$6,671,260	$6,303,315	$5,170,707
Segment Adjustment (a)	(8,016)	(20,369)	(3,465)

Total Segment	$6,663,244	$6,282,946	$5,167,242

	Year Ended December 31,
	2023	2022	2021
GAAP Realized Performance Revenues to Total Segment Fee Related Performance Revenues
GAAP
Incentive Fees	$695,171	$525,127	$253,991
Investment Income - Realized Performance Allocations	2,223,841	5,381,640	5,653,452

GAAP	2,919,012	5,906,767	5,907,443
Total Segment
Less: Realized Performance Revenues	(2,061,102)	(4,461,338)	(3,883,112)
Segment Adjustment (b)	617	4,068	913

Total Segment	$858,527	$1,449,497	$2,025,244

	Year Ended December 31,
	2023	2022	2021
GAAP Compensation to Total Segment Fee Related Compensation
GAAP
Compensation	$2,785,447	$2,569,780	$2,161,973
Incentive Fee Compensation	281,067	207,998	98,112
Realized Performance Allocations Compensation	900,859	2,225,264	2,311,993

GAAP	3,967,373	5,003,042	4,572,078
Total Segment
Less: Realized Performance Compensation	(896,017)	(1,814,097)	(1,557,570)
Less: Equity-Based Compensation - Fee Related Compensation	(946,575)	(772,170)	(551,263)
Less: Equity-Based Compensation - Performance Compensation	(12,899)	(9,920)	(8,274)
Segment Adjustment (c)	(23,772)	(76,080)	(106,961)

Total Segment	$2,088,110	$2,330,775	$2,348,010

	Year Ended December 31,
	2023	2022	2021
GAAP General, Administrative and Other to Total Segment Other Operating Expenses
GAAP	$1,117,305	$1,092,671	$917,847
Segment Adjustment (d)	(32,972)	(103,648)	(124,170)

Total Segment	$1,084,333	$989,023	$793,677

	Year Ended December 31,
	2023	2022	2021
Realized Performance Revenues
GAAP
Incentive Fees	$695,171	$525,127	$253,991
Investment Income - Realized Performance Allocations	2,223,841	5,381,640	5,653,452

GAAP	2,919,012	5,906,767	5,907,443
Total Segment
Less: Fee Related Performance Revenues	(858,527)	(1,449,497)	(2,025,244)
Segment Adjustment (b)	617	4,068	913

Total Segment	$2,061,102	$4,461,338	$3,883,112

	Year Ended December 31,
	2023	2022	2021
Realized Performance Compensation
GAAP
Incentive Fee Compensation	$281,067	$207,998	$98,112
Realized Performance Allocations Compensation	900,859	2,225,264	2,311,993

GAAP	1,181,926	2,433,262	2,410,105
Total Segment
Less: Fee Related Performance Compensation (e)	(273,010)	(609,245)	(844,261)
Less: Equity-Based Compensation - Performance Compensation	(12,899)	(9,920)	(8,274)

Total Segment	$896,017	$1,814,097	$1,557,570

	Year Ended December 31,
	2023	2022	2021
Realized Principal Investment Income
GAAP	$303,823	$850,327	$1,003,822
Segment Adjustment (f)	(192,891)	(454,071)	(416,056)

Total Segment	$110,932	$396,256	$587,766

Segment basis presents revenues and expenses on a basis that deconsolidates the investment funds Blackstone manages and excludes the amortization of intangibles, the expense of equity-based awards and Transaction-Related and
Non-Recurring
Items.
(a)
Represents (1) the add back of net management fees earned from consolidated Blackstone Funds which have been eliminated in consolidation, and (2) the removal of revenue from the reimbursement of certain expenses by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures.

(b)	Represents the add back of Performance Revenues earned from consolidated Blackstone Funds which have been eliminated in consolidation.
(c)	Represents the removal of Transaction-Related and Non-Recurring Items that are not recorded in the Total Segment measures.
(d)
Represents the (1) removal of amortization of transaction-related intangibles, (2) removal of certain expenses reimbursed by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures, and (3) a reduction equal to an administrative fee collected on a quarterly basis from certain holders of Blackstone Holdings Partnership Units which is accounted for as a capital contribution under GAAP, but is reflected as a reduction of Other Operating Expenses in Blackstone’s segment presentation.

(e)	Fee related performance compensation may include equity-based compensation based on fee related performance revenues.
(f)
Represents (1) the add back of Principal Investment Income, including general partner income, earned from consolidated Blackstone Funds which have been eliminated in consolidation, and (2) the removal of amounts associated with the ownership of Blackstone consolidated operating partnerships held by non-controlling
interests.